Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Summary of Investment Income	The following table summarizes investment income for the twelve months ended December 31, 2020, 2019 and 2018:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	($ in millions)
Fixed income securities — Available for sale	$106.5	$128.2	$134.1
Fixed income securities — Trading	32.8	42.0	49.6
Short-term investments — Available for sale	0.8	2.3	1.4
Short-term investments — Trading	0.5	2.5	0.4
Fixed term deposits (included in cash and cash equivalents)	6.4	19.5	14.2
Equity securities — Trading	—	—	2.1
Catastrophe bonds — Trading	1.4	2.3	2.8
Privately-held investments — Trading	20.9	3.4	—
Other investments, at fair value(1)	(2.0)	8.9	2.5
Total	167.3	209.1	207.1
Investment expenses	(12.7)	(11.8)	(8.9)
Net investment income	$154.6	$197.3	$198.2

Net Realized and Unrealized Investment Gains and Losses and Change in Unrealized Gains and Losses on Investments
The following table summarizes the net realized and unrealized investment gains and losses recorded in the statement of operations and the change in unrealized gains and losses on investments recorded in other comprehensive income for the twelve months ended December 31, 2020, 2019 and 2018:

	For the Twelve Months Ended
	December 31, 2020	December 31, 2019	December 31, 2018
	($ in millions)
Available for sale:
Fixed income securities — gross realized gains	$68.8	$14.4	$6.4
Fixed income securities — gross realized (losses)	(1.8)	(7.3)	(11.4)
Cash and cash equivalents — gross realized gains	0.5	0.1	0.3
Cash and cash equivalents — gross realized (losses)	(0.4)	(0.2)	(0.5)
Net change in expected credit gains	0.4	—	—
Trading:
Fixed income securities — gross realized gains	18.2	34.3	4.6
Fixed income securities — gross realized (losses)	(3.8)	(2.6)	(25.0)
Short-term investments — gross realized gains	—	—	0.1
Short-term investments — gross realized (losses)	—	—	(4.2)
Cash and cash equivalents — gross realized gains	0.2	—	1.5
Cash and cash equivalents — gross realized (losses)	(0.3)	(0.3)	(0.3)
Equity securities — gross realized gains	—	—	94.5
Equity securities — gross realized (losses)	—	—	(20.1)
Privately-held investments — gross realized gains	—	0.2	—
Privately-held investments — gross realized (losses)	—	(0.2)	—
Privately-held investments — net change in gross unrealized (losses)	(20.4)	—	—
Catastrophe bonds — net unrealized gains	—	0.9	2.2
Net change in gross unrealized gains / (losses)	—	47.2	(112.1)

Investments — equity method:
Gross realized and unrealized (loss) in MVI	(0.4)	(0.1)	(0.2)
Gross realized and unrealized (loss) gain in Digital Risk	(0.3)	(0.2)	0.4
Gross realized and unrealized gain in Bene	—	—	(0.9)
Gross realized gain on sale of Bene	1.8	—	—
Gross realized gain on sale of Crop Re	8.6	—	—
Total net realized and unrealized investment gains/(losses) recorded in the statement of operations	$71.1	$86.2	$(64.7)

Change in available for sale net unrealized gain/(losses):
Fixed income securities	108.5	164.9	(81.3)
Income tax (expense)/benefit	(6.2)	(13.6)	4.8
Total change in net unrealized gains/(losses), net of taxes recorded in other comprehensive income	$102.3	$151.3	$(76.5)

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments	The following tables present the cost or amortized cost, gross unrealized gains and losses and estimated fair market value of available for sale investments in fixed income securities and short-term investments as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Market Value
	($ in millions)
U.S. government	$1,041.3	$60.5	$(0.6)	$—	$1,101.2
U.S. agency	32.8	1.5	—	—	34.3
Municipal	61.6	5.5	—	—	67.1
Corporate	1,714.5	112.0	(0.1)	(0.2)	1,826.2
Non-U.S. government-backed corporate	62.7	0.7	—	—	63.4
Non-U.S. government	268.8	4.3	—	—	273.1
Asset-backed	2.3	—	—	—	2.3
Non-agency commercial mortgage-backed	6.7	0.7	—	—	7.4
Agency mortgage-backed	936.0	37.2	(0.1)	—	973.1
Total fixed income securities — Available for sale	4,126.7	222.4	(0.8)	(0.2)	4,348.1
Total short-term investments — Available for sale	88.0	—	(0.2)	—	87.8
Total	$4,214.7	$222.4	$(1.0)	$(0.2)	$4,435.9

Effective January 1, 2020, the Company adopted ASU 2016-13 prospectively and as a result any credit losses on the Company's available-for-sale investments are recorded as an allowance, subject to reversal. See Note 2, “Basis of Preparation and Significant Accounting Policies” and Note 23, “Allowance for Credit Losses” for further details.

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
U.S. government	$1,383.2	$31.3	$(1.4)	$1,413.1
U.S. agency	38.7	0.9	—	39.6
Municipal	47.8	2.9	—	50.7
Corporate	1,905.6	54.8	(0.6)	1,959.8
Non-U.S. government-backed corporate	86.1	0.5	(0.1)	86.5
Non-U.S. government	324.7	4.5	(0.4)	328.8
Asset-backed	0.2	—	—	0.2
Non-agency commercial mortgage-backed	6.7	—	(0.2)	6.5
Agency mortgage-backed	1,052.2	21.9	(1.1)	1,073.0
Total fixed income securities — Available for sale	4,845.2	116.8	(3.8)	4,958.2
Total short-term investments — Available for sale	117.6	—	—	117.6
Total	$4,962.8	$116.8	$(3.8)	$5,075.8

Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Trading Investments in Fixed Income Maturities	The following tables present the cost or amortized cost, gross unrealized gains and losses, and estimated fair market value of trading investments in fixed income securities, short-term investments, equity securities, catastrophe bonds and privately-held investments as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$117.9	$2.7	$(0.1)	$120.5
Municipal	3.2	0.3	—	3.5
Corporate	94.4	9.1	—	103.5
High yield loans	10.0	—	(0.2)	9.8
Non-U.S. government	41.5	0.1	—	41.6
Asset-backed	541.7	3.1	(5.7)	539.1
Agency mortgage-backed	36.1	1.5	—	37.6
Total fixed income securities — Trading	844.8	16.8	(6.0)	855.6
Short-term investments — Trading	35.4	—	—	35.4
Catastrophe bonds — Trading	18.8	—	—	18.8
Privately-held investments — Trading
Commercial mortgage loans	$178.6	$0.1	$(15.1)	$163.6
Middle market loans	117.4	0.2	(5.5)	112.1
Asset-backed securities	18.7	—	(0.1)	18.6
Equity securities	5.0	—	—	5.0
Total privately-held investments — Trading	319.7	0.3	(20.7)	299.3
Total Investments — Trading	$1,218.7	$17.1	$(26.7)	$1,209.1

	As at December 31, 2019
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Market Value
	($ in millions)
Fixed Income Securities — Trading
U.S. government	$183.3	$1.8	$(0.1)	$185.0
Municipal	3.1	0.1	—	3.2
Corporate	231.7	11.6	(0.1)	243.2
Non-U.S. government	143.9	7.4	(0.1)	151.2
Asset-backed	491.7	2.4	(1.7)	492.4
Agency mortgage-backed	52.9	0.9	—	53.8
Total fixed income securities — Trading	1,106.6	24.2	(2.0)	1,128.8
Short-term investments — Trading	79.2	—	—	79.2
Catastrophe bonds — Trading	29.4	—	(0.8)	28.6
Privately-held investments — Trading
Commercial mortgage loans	156.3	0.3	—	156.6
Middle market loans	111.7	0.2	(0.2)	111.7
Asset-backed securities	8.7	—	—	8.7
Equity securities	2.5	0.2	—	2.7
Total privately-held investments — Trading	279.2	0.7	(0.2)	279.7
Total Investments — Trading	$1,494.4	$24.9	$(3.0)	$1,516.3

Schedule of Commercial Mortgage and Middle Market Loans	The following table presents the type of commercial mortgage loans and geographic region as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020		As at December 31, 2019
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Property type

Apartment	80.7	49.3	48.3	30.8
Hotels	20.4	12.5	47.7	30.4
Office building	33.9	20.7	21.9	14.0
Other commercial	28.6	17.5	17.0	10.9
Retail	—	—	15.2	9.7
Industrial	—	—	6.5	4.2
Total commercial mortgage loans	$163.6	100%	156.6	100%

Geographic Region
U.S.	122.7	75.0	85.5	54.6
International	40.9	25.0	71.1	45.4
Total commercial mortgage loans	$163.6	100%	156.6	100%

The following table presents the type of middle market loans and geographic region as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020		As at December 31, 2019
	Net Carrying Value	Percentage of Total	Net Carrying Value	Percentage of Total
	($ millions)	(%)	($ millions)	(%)
Industry type

Materials	28.0	24.9	29.5	26.4
Financials	27.1	24.2	22.2	19.8
Industrials	17.3	15.5	18.9	17.0
Consumer discretionary	13.7	12.2	14.2	12.7
Health care	7.5	6.7	8.2	7.4
Energy	7.3	6.5	7.4	6.6
Consumer staples	6.4	5.7	6.4	5.7
Information technology	4.8	4.3	4.9	4.4
Total middle market mortgage loans	$112.1	100%	$111.7	100%

Geographic Region
U.S.	91.8	81.9	91.8	82.2
International	20.3	18.1	19.9	17.8
Total middle market loans	$112.1	100%	$111.7	100%

Credit Quality Indicators of Commercial Mortgage and Middle Market Loans	A loan-to-value ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The following table represents the loan-to-value ratio of the commercial mortgage loan portfolio as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Less than 50%	$14.9	$—
50% to 60%	39.3	80.5
61% to 70%	99.5	35.5
71% to 80%	9.9	40.6
Commercial mortgage loans	$163.6	$156.6
The following table represents the loan-to-enterprise-value ratio of the middle market loan portfolio as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Less than 50%	$59.8	$90.6
50% to 60%	11.0	21.1
61% to 70%	6.4	—
81% to 100%	17.2	—
Greater than 100%	17.7	—
Middle market loans	$112.1	$111.7

Debt Service and Fixed Charge Coverage Ratios	The following table represents the debt-service coverage ratio of the commercial mortgage loan portfolio, excluding those that are non-performing and construction loans which are still under development, as at December 31, 2020 and December 31, 2019:

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Greater than 1.20x	$82.2	$94.6
1.00 - 1.20x	14.9	—
Less than 1.00x	—	13.7
Commercial mortgage loans (1)	97.1	108.3
The following represents the fixed charge coverage ratio of the middle market loan portfolio as at December 31, 2020 and December 31, 2019

	As at December 31, 2020	As at December 31, 2019
	(in millions)
Greater than 1.20x	$73.6	$68.4
1.00 - 1.20x	—	25.5
Less than 1.00x	38.5	17.8
Middle market loans	$112.1	$111.7

Other Investments
The table below shows the Company’s investments in MVI, Multi-Line Reinsurer, Bene, Digital Re and Crop Re for the twelve months ended December 31, 2020 and 2019:

	MVI	Multi-Line Reinsurer	Bene	Digital Re	Crop Re	Total
	($ in millions)
Opening undistributed value of investment as at January 1, 2020	$0.4	$—	$4.3	$0.7	$62.5	$67.9
Investment in the period	—	0.5	—	—	—	0.5
Unrealized (loss) for the twelve months to December 31, 2020	(0.4)	—	—	(0.3)	—	(0.7)
Gain on disposal	—	—	1.8	—	8.6	10.4
Proceeds from disposal	—	—	(6.1)	—	(71.1)	(77.2)
Closing value of investment as at December 31, 2020	$—	$0.5	$—	$0.4	$—	0.9

Opening undistributed value of investment as at January 1, 2019	$0.5	$—	$3.2	$0.9	$62.5	$67.1
Investment in the period	—	—	1.1	—	—	1.1
Unrealized (loss) for the twelve months to December 31, 2019	(0.1)	—	—	(0.2)	—	(0.3)
Closing value of investment as at December 31, 2019	$0.4	$—	$4.3	$0.7	$62.5	$67.9

Summary of Fixed Maturities	The scheduled maturity distribution of the Company’s available for sale fixed income securities as at December 31, 2020 and December 31, 2019 is set forth below. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

	As at December 31, 2020
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$498.6	$501.3	AA
Due after one year through five years	1,833.6	1,925.9	AA-
Due after five years through ten years	741.9	806.5	AA-
Due after ten years	107.6	131.6	AA-
Total — Government and corporate	3,181.7	3,365.3
Non-agency commercial mortgage-backed	6.7	7.4	AA+
Agency mortgage-backed	936.0	973.1	AA+
Asset-backed	2.3	2.3	AAA
Total fixed income securities — Available for sale	$4,126.7	$4,348.1

	At December 31, 2019
	Amortized Cost or Cost	Fair Market Value	Average S&P Ratings by Maturity
	($ in millions)
Due one year or less	$572.7	$574.6	AA
Due after one year through five years	2,230.3	2,269.3	AA-
Due after five years through ten years	864.1	896.3	AA-
Due after ten years	119.0	138.3	AA-
Total — Government and corporate	3,786.1	3,878.5
Non-agency commercial mortgage-backed	6.7	6.5	AA+
Agency mortgage-backed	1,052.2	1,073.0	AA+
Asset-backed	0.2	0.2	AAA
Total fixed income securities — Available for sale	$4,845.2	$4,958.2

Aggregate Fair Value and Gross Unrealized Loss by Type of Security	The following tables summarize, by type of security, the aggregate fair value and gross unrealized loss by length of time the security has been in an unrealized loss position for the Company’s available for sale portfolio as at December 31, 2020 and December 31, 2019:

	December 31, 2020
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$58.7	$(0.6)	$—	$—	$58.7	$(0.6)	10
Corporate	39.6	(0.1)	—	—	39.6	(0.1)	16
Non-U.S. government	7.5	—	—	—	7.5	—	4
Agency mortgage-backed	33.3	(0.1)	2.1	—	35.4	(0.1)	19
Total fixed income securities — Available for sale	139.1	(0.8)	2.1	—	141.2	(0.8)	49
Total short-term investments — Available for sale	8.7	—	—	(0.2)	8.7	(0.2)	15
Total	$147.8	$(0.8)	$2.1	$(0.2)	$149.9	$(1.0)	64

	December 31, 2019
	0-12 months		Over 12 months		Total
	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Fair Market Value	Gross Unrealized Losses	Number of Securities
	($ in millions)
U.S. government	$142.0	$(1.0)	$138.2	$(0.4)	$280.2	$(1.4)	49
U.S. agency	3.0	—	6.0	—	9.0	—	2
Municipal	3.7	—	—	—	3.7	—	2
Corporate	167.7	(0.6)	37.1	—	204.8	(0.6)	91
Non-U.S. government-backed corporate	31.8	(0.1)	—	—	31.8	(0.1)	9
Non-U.S. government	48.6	(0.4)	0.6	—	49.2	(0.4)	20
Asset-backed	—	—	0.2	—	0.2	—	1
Non-agency commercial mortgage-backed securities	6.5	(0.2)	—	—	6.5	(0.2)	1
Agency mortgage-backed	149.7	(0.3)	68.4	(0.8)	218.1	(1.1)	80
Total fixed income securities — Available for sale	553.0	(2.6)	250.5	(1.2)	803.5	(3.8)	255
Total short-term investments — Available for sale	29.5	—	—	—	29.5	—	5
Total	$582.5	$(2.6)	$250.5	$(1.2)	$833.0	$(3.8)	260